                          VAN KAMPEN AMERICAN CAPITAL
                                HIGH YIELD FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                         SHORT-TERM GLOBAL INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                             STRATEGIC INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
    DATED OCTOBER 28, 1996, AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 1, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                  UTILITY FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                 BALANCED FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                   VALUE FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                         GREAT AMERICAN COMPANIES FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                PROSPECTOR FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                             AGGRESSIVE GROWTH FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                              TAX FREE MONEY FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                       PENNSYLVANIA TAX FREE INCOME FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                   PACE FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED OCTOBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                                  RESERVE FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                               GLOBAL EQUITY FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                       GLOBAL GOVERNMENT SECURITIES FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                           DATED SEPTEMBER 28, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                              CORPORATE BOND FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                              EMERGING GROWTH FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 29, 1996.

                          VAN KAMPEN AMERICAN CAPITAL
                        HIGH INCOME CORPORATE BOND FUND
 SUPPLEMENT DATED JANUARY 21, 1997, TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 29, 1996.

    The section of the Statement of Additional Information describing the Trustees and Officers is hereby updated by deleting Messrs. Hilsman, Miller and Woodside who are no longer Trustees of the Fund and inserting the following:

        Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees effective December 31, 1996.